SHARES REPURCHASED BY THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2014
SHARES REPURCHASED BY THE COMPANY
Summary of the shares repurchased

The table below is a summary of the shares repurchased in the open market by the Company during 2014:

	Total Number of ADSs purchased  	Total Number of ADSs Purchased as Part of Publicly Announced Plans 	Average Price Paid Per ADS (RMB) 	Average Price Paid Per ADS (USD) 
September, 2014	10,917,851	68%	118.49	19.10
October, 2014	5,163,949	32%	106.94	17.24
Total	16,081,800

 Each ADS represents 18 ordinary shares

 All repurchases shown on the table were made pursuant to a share repurchase program that was approved by the Board of Directors in August 2014. Pursuant to this program, the Company is authorized, but not obligated, to repurchase its own ADSs up to a consideration of US$300,000. During 2014, the Company repurchased a total of 16,081,800 ADSs, representing 289,472,400 Class A ordinary shares, for a total consideration of approximately US$300,000 at price ranges of RMB101.30 (US$16.33) to RMB123.52 (US$19.91) per ADS, including brokerage commissions.